Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of preparation	Basis of preparationThe accompanying consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission.
Basis of consolidation	Basis of consolidationThe accompanying consolidated financial statements of AQN include the accounts of AQN, its majority-owned subsidiaries and variable interest entities ("VIEs") where the Company is the primary beneficiary (note 1(n)). Intercompany transactions and balances have been eliminated.
Discontinued operations	Discontinued operations
On August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding the Hydro Group) to a wholly owned subsidiary of LS Power (the "Renewables Sale"). In the third quarter of 2024, the Company concluded that the consolidated assets within the renewable energy business that were sold met the accounting requirements to be presented as "held for sale" based on the receipt of financial commercial terms, approval of the Board of Directors of AQN (the "Board") to consummate the transaction and the signing of the sale agreement, all occurring within such quarter. As a result, the renewable energy business (excluding the Hydro Group) has been classified as discontinued operations in the 2025 consolidated annual financial statements.
AQN has elected to present the cash flows of discontinued operations combined with cash flows of continuing operations. No interest from corporate-level debt was allocated to discontinued operations. For the years ended December 31, 2025 and 2024, the loss from discontinued operations, net of tax on AQN's consolidated statements of operations, includes amounts related to non-controlling interests, where applicable. A portion of non-controlling interests on AQN's consolidated balance sheets relates to discontinued operations for the periods presented.
On January 8, 2025, the Company completed the Renewables Sale.
Unless otherwise noted, the notes to these consolidated annual financial statements exclude amounts related to discontinued operations for all periods presented.
Business combinations, intangible assets and goodwill	Business combinations, intangible assets and goodwill
The Company accounts for acquisitions of entities or assets that meet the definition of a business as business combinations. Business combinations are accounted for using the acquisition method. Assets acquired and liabilities assumed are measured at their fair value at the acquisition date, except for deferred income taxes, which are accounted for as described in note 1(x). Acquisition costs are expensed in the period incurred. When the set of activities does not represent a business, the transaction is accounted for as an asset acquisition and includes acquisition costs.
1.Significant accounting policies (continued)
(d)Business combinations, intangible assets and goodwill (continued)
Intangible assets acquired are recognized separately at fair value if they arise from contractual or other legal rights or are separable. Power sales contracts within the Hydro Group are amortized on a straight-line basis over the remaining term of the contract ranging from 6 to 25 years from the date of acquisition. Interconnection agreements are amortized on a straight-line basis over their estimated life of 40 years. The majority of the Company's customer relationships are amortized on a straight-line basis over their estimated lives of 25 to 40 years. Certain customer relationships and water rights in Chile as well as brand names are considered indefinite-lived intangible assets and are not amortized, but assessed annually for indicators of impairment. Miscellaneous intangible assets include renewable energy credits that are purchased by the Company's electric utilities to satisfy renewable portfolio standard obligations. These intangible assets are not amortized but are derecognized when remitted to the respective state authority to satisfy the compliance obligation.
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is generally not included in the rate base on which regulated utilities are allowed to earn a return and is not amortized.
As at September 30 of each year, the Company assesses qualitative and quantitative factors to determine whether it is more likely than not that the fair value of a reporting unit to which goodwill is attributed is less than its carrying amount. If it is more likely than not that a reporting unit's fair value is less than its carrying amount or if a quantitative assessment is elected, the Company calculates the fair value of the reporting unit. If the carrying amount of the reporting unit as a whole exceeds the reporting unit's fair value, an impairment charge is recorded in an amount of that excess, limited to the total amount of goodwill allocated to that reporting unit. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Accounting for rate-regulated operations	Accounting for rate-regulated operations
The operating companies within the Regulated Services Group are subject to rate regulation generally overseen by the regulatory authorities of the jurisdictions in which they operate (the "Regulator"). The Regulator provides the final determination of the rates charged to customers. AQN's regulated operating companies are accounted for under the principles of U.S. Financial Accounting Standards Board ("FASB") ASC Topic 980, Regulated Operations ("ASC 980") except for AQN's Chilean operating company, Suralis (Chile) Water System ("Suralis"). The rates that are approved under the Chilean regulatory framework are designed to recover the costs of service of a model water utility. Because the rates are not designed to recover Suralis's specific costs of service, the utility does not meet the criteria to follow the accounting guidance under ASC 980.
Under ASC 980, regulatory assets and liabilities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate-making process. Included in note 6, "Regulatory matters", are details of regulatory assets and liabilities, and their current regulatory treatment.
In the event the Company determines that its net regulatory assets are not probable of recovery, it would no longer apply the principles of the current accounting guidance for rate-regulated enterprises and would be required to record an after-tax, non-cash charge or credit against earnings for any remaining regulatory assets or liabilities. The impact could be material to the Company's reported consolidated financial condition and consolidated results of operations.
The U.S. electric, gas and water utilities' accounts are maintained in accordance with the Uniform System of Accounts prescribed by the Federal Energy Regulatory Commission ("FERC"), the applicable Regulator(s) and National Association of Regulatory Utility Commissioners in the United States. The New Brunswick Gas accounts are maintained in accordance with the Gas Distribution Uniform Accounting Regulation - Gas Distribution Act, 1999 (New Brunswick).

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.
Restricted cash	Restricted cash
Restricted cash represents reserves and amounts set aside pursuant to requirements of various debt agreements, deposits to be returned back to customers, and certain requirements related to generation and transmission operations. Cash reserves segregated from AQN's cash balances are maintained in accounts administered by a separate agent and disclosed separately as restricted cash in these consolidated financial statements. AQN cannot access restricted cash without the prior authorization of parties not related to AQN.

Accounts receivable	Accounts receivableTrade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers' financial condition, the amount of receivables in dispute, future economic conditions and outlook, and the receivables aging and current payment patterns. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers.
Fuel and natural gas in storage	Fuel and natural gas in storage
Fuel and natural gas in storage is reflected at weighted average cost or first-in-first-out as required by regulators and represents fuel, natural gas and liquefied natural gas that will be utilized in the ordinary course of business of the gas utilities and some generating facilities. Existing rate orders and other contracts allow the Company to pass through the cost of gas purchased directly to the customers along with any applicable authorized delivery surcharge adjustments (note 6(e)). Accordingly, the net realizable value of fuel and gas in storage does not fall below the cost to the Company.

Supplies and consumables inventory	Supplies and consumables inventory
Supplies and consumables inventory (other than capital spares and rotatable spares, which are included in property, plant and equipment) is charged to inventory when purchased and then capitalized to plant or expensed, as appropriate, when installed, used or upon becoming obsolete. These items are stated at the lower of cost and net realizable value. Through rate orders and the regulatory environment, capitalized construction jobs are recovered through rate base, and repair and maintenance expenses are recovered through a cost of service calculation. Accordingly, the cost usually reflects the net realizable value.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are recorded at cost. Project development costs for rate-regulated entities, including expenditures for preliminary surveys, plans, investigations, environmental studies, regulatory applications and other costs incurred for the purpose of determining the feasibility of capital expansion projects, are capitalized either as regulatory assets or property, plant and equipment when it is determined that recovery of such costs through regulated revenue of the completed project is probable.
The costs of acquiring or constructing property, plant and equipment include the following: materials, labour, contractor and professional services, construction overhead directly attributable to the capital project (where applicable), interest for non-regulated property and allowance for funds used during construction ("AFUDC") for regulated property. Where possible, individual components are recorded and depreciated separately in the books and records of the Company. Plant and equipment under finance leases are initially recorded at cost determined as the present value of lease payments to be made over the lease term.
AFUDC represents the cost of borrowed funds and a return on other funds. Under ASC 980, an allowance for funds used during construction projects that are included in rate base is capitalized. This allowance is designed to enable a utility to capitalize financing costs during periods of construction of property subject to rate regulation. For operations that do not apply regulatory accounting, interest related only to debt is capitalized as a cost of construction in accordance with ASC 835, Interest. The interest capitalized that relates to debt reduces interest expense on the consolidated statements of operations. The AFUDC capitalized that relates to equity funds is recorded as interest and other income under income from long-term investments on the consolidated statements of operations.
1.Significant accounting policies (continued)
(k)Property, plant and equipment (continued)
Improvements that increase or prolong the service life or capacity of an asset are capitalized. Costs incurred for major expenditures or overhauls that occur at regular intervals over the life of an asset are capitalized and depreciated over the related interval. Maintenance and repair costs are expensed as incurred. Grants related to capital expenditures are recorded as a reduction to the cost of assets and are amortized at the rate of the related asset as a reduction to depreciation expense. Grants related to operating expenses, such as maintenance and repair costs, are recorded as a reduction of the related expense. Contributions in aid of construction represent amounts contributed by customers, governments and developers to assist with the funding of some or all of the cost of utility capital assets. They also include amounts initially recorded as advances in aid of construction (note 11(a)) once the advance repayment period has expired. These contributions are recorded as a reduction in the cost of utility assets and are amortized at the rate of the related asset as a reduction to depreciation expense.
The Company's depreciation is based on the estimated useful lives of the depreciable assets in each category and is determined using the straight-line method. The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average remaining useful lives
	2025	2024	2025	2024
Utility plant	1-100	1-100	41	41
Hydro: generation facilities and other	5-60	5-60	35	35
In accordance with regulator-approved accounting policies, when depreciable property, plant and equipment of the Regulated Services Group are replaced or retired, the original cost plus any removal costs incurred (net of salvage) are charged to accumulated depreciation with no gain or loss reflected in results of operations. Gains and losses will be charged to results of operations in the future through adjustments to depreciation expense. In the absence of regulator-approved accounting policies, gains and losses on the disposition of property, plant and equipment are charged to earnings as incurred.

Commonly owned facilities	Commonly owned facilities
The Company owns undivided interests in three electric-generating facilities with ownership interest ranging from 7.52% to 60%, with a corresponding share of capacity and generation from the facility used to serve certain of its utility customers. The Company's investment in the undivided interest is recorded as plant in service and recovered through rate base. Commonly owned facilities represent cost of $568.4 million (2024 - $560.7 million) and accumulated depreciation of $120.3 million (2024 - $103.3 million). The Company's share of operating costs is recognized in operating expenses. Total expenditures incurred on these facilities for the year ended December 31, 2025 were $80.7 million (2024 - $69.6 million).

Impairment of long-lived assets	Impairment of long-lived assets
AQN reviews property, plant and equipment and finite-life intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.
As at September 30 of each year, the Company assesses qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is more likely than not that the indefinite-lived intangible asset is impaired, the Company calculates the fair value of the intangible asset. If the carrying value of the intangible asset exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. Indefinite-life intangible assets are tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount.
Recoverability of assets expected to be held and used is measured by comparing the carrying amount of an asset to undiscounted expected future cash flows. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value.

Variable interest entities	Variable interest entities
The Company performs analyses to assess whether its operations and investments represent VIEs. To identify potential VIEs, management reviews contracts under leases, long-term purchase power agreements and jointly owned facilities. VIEs for which the Company is deemed the primary beneficiary are consolidated. In circumstances where AQN is not deemed the primary beneficiary, the VIE is not consolidated (note 7).
The Company's continuing operation has equity and notes receivable interests in one power-generating facility. AQN has determined that this entity is considered a VIE mainly based on total equity at risk not being sufficient to permit the legal entity to finance its activities without additional subordinated financial support. The key decisions that affect the generating facility's economic performance relate to siting, permitting, technology, construction, operations and maintenance, and financing. As AQN has both the power to direct the activities of the entity that most significantly impact its economic performance and the right to receive benefits or the obligation to absorb losses of the entity that could potentially be significant to the entity, the Company is considered the primary beneficiary.

Long-term investments	Long-term investments
Investments in which AQN has significant influence but not control are either accounted for using the equity method or at fair value. Equity-method investments are initially measured at cost including transaction costs and interest when applicable. AQN records its share in the income or loss of its equity-method investees in income from long-term investments in the consolidated statements of operations. AQN records in the consolidated statements of operations the fluctuations in the fair value of its investees held at fair value and dividend income when it is declared by the investee.
Notes receivable are financial assets with fixed or determined payments that are not quoted in an active market. Notes receivable are initially recorded at cost, which is generally face value. Subsequent to acquisition, the notes receivable are recorded at amortized cost using the effective interest method. The Company holds these notes receivable as long-term investments and does not intend to sell these instruments prior to maturity. Interest from long-term investments is recorded as earned and when collectibility of both the interest and principal is reasonably assured.
If a loss in value of a long-term investment is considered other than temporary, an allowance for impairment on the investment is recorded for the amount of that loss. An allowance on notes receivable is recorded in order to present the net amount expected to be collected on the receivable. This allowance reflects the risk of loss over the remaining contractual life of the asset, taking into consideration historical experience, current conditions, and reasonable and supportable forecasts of future economic conditions. The impairment is measured based on the present value of expected future cash flows discounted at the note's effective interest rate.
(p)Tax equity investments
In connection with the Renewables Sale, the Company retained tax equity investments in seven renewable energy projects. These investments were previously considered intercompany investments and eliminated upon consolidation.
The Company elected to account for three eligible tax equity investments using the Proportional Amortization Method ("PAM") as outlined in Accounting Standards Update ("ASU") 2023-02 Investments - Equity Method & Joint Ventures: Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method.
The PAM requires the cost of eligible investments to be amortized in proportion to the tax benefits received with the resulting amortization reported directly in income tax expense, which aligns with the associated tax credits and other tax benefits.
1.Significant accounting policies (continued)
(p)Tax equity investments (continued)
Delayed equity contributions that are unconditional and legally binding or conditional and probable of occurring are recorded in other liabilities with a corresponding increase in the carrying value of the investment. The Company is required to re-evaluate eligible investments when significant modifications or events occur that result in a change in the nature of the investment or a change in the Company's relationship with the underlying project. During the year, there were no significant modifications or events that resulted in a change in the nature of an eligible investment or a change in the Company's relationship with the underlying projects.
Tax equity investments not eligible for the PAM are recorded at cost.
See note 7 for additional details.

Pension and other post-employment plans	Pension and other post-employment plans
The Company has established defined contribution pension plans, defined benefit pension plans, other post-employment benefit ("OPEB") plans and supplemental executive retirement program ("SERP") plans for its various employee groups. Employer contributions to the defined contribution pension plans are expensed as employees render service. The Company recognizes the funded status of its defined benefit pension plans, OPEB and SERP plans on the consolidated balance sheets. The Company's expense and liabilities are determined by actuarial valuations, using assumptions that are evaluated annually as of December 31, including discount rates, mortality, assumed rates of return, compensation increases, turnover rates and health care cost trend rates. The impact of modifications to those assumptions and modifications to prior services are recorded as actuarial gains and losses in AOCI and amortized to net periodic cost over future periods using the corridor method. When settlements of the Company's pension plans occur, the Company recognizes associated gains or losses immediately in earnings if the cost of all settlements during the year is greater than the sum of the service cost and interest cost components of the pension plan for the year. The amount recognized is a pro rata portion of the gains and losses in AOCI equal to the percentage reduction in the projected benefit obligation as a result of the settlement.
The costs of the Company's pension for employees are expensed over the periods during which employees render service and the service costs are recognized as part of administrative expenses in the consolidated statements of operations. The components of net periodic benefit cost other than the service cost component are included in pension and other post-employment non-service costs in the consolidated statements of operations.

Asset retirement obligations	Asset retirement obligations
The Company recognizes a liability for asset retirement obligations based on the fair value of the liability when incurred, which is generally upon acquisition, during construction or through the normal operation of the asset. Concurrently, the Company also capitalizes an asset retirement cost, equal to the estimated fair value of the asset retirement obligation, by increasing the carrying value of the related long-lived asset. The asset retirement costs are depreciated over the asset's estimated useful life and are included in depreciation and amortization expense on the consolidated statements of operations. Increases in the asset retirement obligation resulting from the passage of time are recorded as accretion of asset retirement obligation in the consolidated statements of operations. Actual expenditures incurred are charged against the obligation to the extent that retirement of assets are expected to be recovered through rates, these are recorded as regulatory assets.

Leases	Leases
The Company accounts for leases in accordance with ASC Topic 842, Leases. The Company leases land, buildings, vehicles, railcars and office equipment for use in its day-to-day operations. The Company has options to extend the lease term of many of its lease agreements, with renewal periods ranging from one to five years.
The right-of-use assets are included in property, plant and equipment while lease liabilities are included in other liabilities on the consolidated balance sheets. The discount rates used in the measurement of the Company's right-of-use assets and liabilities are the discount rates at the date of lease inception. The Company's lease balances as of December 31, 2025 and its expected lease payments for the next five years and thereafter are not significant.

Share-based compensation	Share-based compensation
The Company has several share-based compensation plans: a share option plan (inactive as of June 2, 2025); an employee share purchase plan ("ESPP"); a deferred share unit ("DSU") plan; and a restricted share unit ("RSU") and performance share unit ("PSU") plan. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value of options using the Black-Scholes option pricing model. The fair value is recognized over the vesting period of the award granted, adjusted for estimated forfeitures. The compensation cost is recorded as administrative expenses in the consolidated statements of operations and additional paid-in capital in equity. Additional paid-in capital is reduced as the awards are exercised, and the amount initially recorded in additional paid-in capital is credited to common shares.
The Company's share option plan (the "Option Plan") permits the grant of share options to officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Option Plan must not exceed 8% of the number of shares outstanding at the time the options are granted. In 2025, the Board, on recommendation of the human resources and compensation committee of the Board ("Compensation Committee"), determined not to seek re-approval from shareholders of unallocated share options under the Option Plan at AQN’s annual meeting of shareholders held on June 3, 2025. As a result, as of June 2, 2025: (i) AQN will not be permitted to grant further options under the Option Plan until such time as the required shareholder approval is obtained in the future; and (ii) all options that have already been allocated and granted under the Option Plan that have not yet been exercised continue unaffected in accordance with their current terms; provided that, where such an option is cancelled or terminated, it will not be available for re-grant under the Option Plan until such time as the required shareholder approval is obtained.
The number of shares subject to each option, the option price, the expiration date, the vesting, and other terms and conditions relating to each option shall be determined by the Board (or the Compensation Committee) from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options that is then exercisable in exchange for the "In-the-Money Amount". In accordance with the Option Plan, the "In-The-Money Amount" represents the excess, if any, of the market price of a share at such time over the option price, in each case such "In-the-Money Amount" being payable by the Company in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
The Compensation Committee may accelerate the vesting of the unvested options then held by the optionee at the Compensation Committee's discretion. In the event that the Company restates its financial results, any unpaid or unexercised options may be cancelled at the discretion of the Compensation Committee in accordance with the terms of the Company's clawback policy.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the historical volatility of the Company's common shares. The expected life was based on experience to date. The dividend yield rate was based upon recent historical dividends paid on AQN common shares.

Non-controlling interests	Non-controlling interests
Non-controlling interests represent the portion of equity ownership in subsidiaries that is not attributable to the equity holders of AQN. Non-controlling interests are initially recorded at fair value and subsequently adjusted for the proportionate share of earnings (loss) and other comprehensive income (loss) attributable to the non-controlling interests and any dividends or distributions paid to the non-controlling interests.
If a transaction results in the acquisition of all, or part, of a non-controlling interest in a consolidated subsidiary, the acquisition of the non-controlling interest is accounted for as an equity transaction. No gain or loss is recognized in net earnings (loss) or comprehensive income (loss) as a result of changes in the non-controlling interest, unless a change results in the loss of control by the Company.
1.Significant accounting policies (continued)
(u)Non-controlling interests (continued)
Certain of the Company's U.S.-based wind and solar companies are organized as limited liability corporations ("LLCs") and partnerships, and have non-controlling membership equity investors ("tax equity partnership units", or "Tax Equity Investors"), which are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. These LLCs and partnership agreements have liquidation rights and priorities that are different from the underlying percentage ownership interests. In those situations, simply applying the percentage ownership interest to U.S. GAAP net income in order to determine earnings or losses would not accurately represent the income allocation and cash flow distributions that will ultimately be received by the investors. As such, the share of earnings attributable to the non-controlling interest holders in these entities is calculated using the Hypothetical Liquidation at Book Value ("HLBV") method of accounting (note 15).
The HLBV method uses a balance sheet approach. A calculation is prepared at each balance sheet date to determine the amount that Tax Equity Investors would receive if an equity investment entity were to liquidate all of its assets and distribute that cash to the investors based on the contractually defined liquidation priorities. The difference between the calculated liquidation distribution amounts at the beginning and the end of the reporting period is the Tax Equity Investors' share of the earnings or losses from the investment for that period.
Equity instruments subject to redemption upon the occurrence of uncertain events not solely within AQN's control are classified as temporary equity and presented as redeemable non-controlling interests on the consolidated balance sheets. The Company records temporary equity at issuance based on cash received less any transaction costs. As needed, the Company reevaluates the classification of its redeemable instruments, as well as the probability of redemption. If the redemption amount is probable or currently redeemable, the Company records the instruments at their redemption value. Increases or decreases in the carrying amount of a redeemable instrument are recorded within deficit. When the redemption feature lapses or other events cause the classification of an equity instrument as temporary equity to be no longer required, the existing carrying amount of the equity instrument is reclassified to permanent equity at the date of the event that caused the reclassification.

Recognition of revenue	Recognition of revenue
Revenue is recognized when control of the promised goods or services is transferred to the Company's customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Refer to note 19, "Segmented information" for details of revenue disaggregation by business units.
The Company primarily derives its revenue from the distribution and generation of electricity, water distribution, wastewater collection and distribution of natural gas.
Revenue related to utility electricity and natural gas sales and distribution is recognized over time as the energy is delivered. At the end of each month, the electricity and natural gas delivered to the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenue is recorded. These estimates of unbilled revenue and sales are based on the ratio of billable days versus unbilled days, amount of electricity or natural gas procured during that month, historical customer class usage patterns, weather, line loss, unaccounted-for natural gas and current tariffs. Unbilled receivables are typically billed within the next month. Some customers elect to pay their bill on an equal monthly plan.
As a result, in some months cash is received in advance of the delivery of electricity. Deferred revenue is recorded for that amount. The amount of revenue recognized in the period from the balance of deferred revenue is not significant.
Water reclamation and distribution revenue is recognized over time when water is processed or delivered to customers. At the end of each month, the water delivered and wastewater collected from the customers from the date of their last meter read to the end of the month are estimated and the corresponding unbilled revenue is recorded. These estimates of unbilled revenue are based on the ratio of billable days versus unbilled days, amount of water procured and collected during that month, historical customer class usage patterns and current tariffs. Unbilled receivables are typically billed within the next month.
1.Significant accounting policies (continued)
(v)Recognition of revenue (continued)
On occasion, a utility is permitted to implement approved rates that have not been formally approved by the regulatory commission, which are subject to refund. The Company recognizes revenue based on the interim rate and, if needed, establishes a reserve for amounts that could be refunded based on experience for the jurisdiction in which the rates were implemented.
Revenue for certain of the Company's regulated utilities is subject to alternative revenue programs approved by their respective regulators. Under these programs, the Company charges approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is disclosed as alternative revenue in note 19, "Segmented information" and is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers (note 6). The amount subsequently billed to customers is recorded as a recovery of the regulatory asset.

Foreign currency translation	Foreign currency translation
AQN's reporting currency is the U.S. dollar. Within these consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with "C$", in Chilean pesos with "CLP" and in Chilean Unidad de Fomento with "CLF" immediately prior to the stated amounts.
The Company's Canadian operations have the Canadian dollar as their functional currency since the preponderance of operating, financing and investing transactions is denominated in Canadian dollars. Similarly, the Company's Chilean and Bermudian operations' functional currency is the Chilean peso and the Bermudian dollar, respectively. However, Chilean long-term debt used to finance Suralis's operations is denominated in CLF. The financial statements of these operations are translated into U.S. dollars using the current rate method, whereby assets and liabilities are translated at the rate prevailing as at the balance sheet date, and revenue and expenses are translated using average rates for the period. Unrealized gains or losses arising as a result of the translation of the financial statements of these entities are reported as a component of OCI and are accumulated in a component of equity on the consolidated balance sheets, and are not recorded in income unless there is a complete or substantially complete sale or liquidation of the investment.

Income taxes	Income taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded against deferred tax assets to the extent that it is considered more likely than not that the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the date of enactment. Investment tax credits for the rate-regulated operations are deferred and amortized as a reduction to income tax expense over the estimated useful lives of the properties. Investment tax credits along with other income tax credits in the non-regulated operations are treated as a reduction to income tax expense in the year the credit arises.
The organizational structure of AQN and its subsidiaries is complex and the related tax interpretations, regulations and legislation in the tax jurisdictions in which they operate are continually changing. As a result, there can be tax matters that have uncertain tax positions. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Financial instruments and derivatives	Financial instruments and derivatives
Accounts receivable and notes receivable are measured at amortized cost. Long-term debt and preferred shares are measured at amortized cost using the effective interest method, adjusted for the amortization or accretion of premiums or discounts.
1.Significant accounting policies (continued)
(y)Financial instruments and derivatives (continued)
Transaction costs that are directly attributable to the acquisition of financial assets are accounted for as part of the asset's carrying value at inception. Transaction costs related to a recognized debt liability are presented in the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and premiums. Costs of arranging the Company's revolving credit facilities and intercompany loans are recorded in other assets. Deferred financing costs, premiums and discounts on long-term debt are amortized using the effective interest method while deferred financing costs relating to the revolving credit facilities and intercompany loans are amortized on a straight-line basis over the term of the respective instrument.
The Company uses derivative financial instruments as one method to manage exposures to fluctuations in exchange rates, interest rates and commodity prices. AQN recognizes all derivative instruments as either assets or liabilities on the consolidated balance sheets at their respective fair values. The fair values recognized on derivative instruments executed with the same counterparty under a master netting arrangement are presented on a gross basis on the consolidated balance sheets. The amounts that could net settle are not significant. The Company applies hedge accounting to some of its financial instruments used to manage its foreign currency risk, interest rate risk and price risk exposures associated with sales of generated electricity.
For derivatives designated in a cash flow hedge relationship, the change in fair value is recognized in OCI.
The amount recognized in AOCI is reclassified to earnings (loss) in the same period as the hedged cash flows affect earnings under the same line item in the consolidated statements of operations as the hedged item. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The amount remaining in AOCI is transferred to the consolidated statements of operations in the same period that the hedged item affects earnings. If the forecasted transaction is no longer expected to occur, then the balance in AOCI is recognized immediately in earnings (loss).
Foreign currency gain or loss on derivative or financial instruments designated as a hedge of the foreign currency exposure of a net investment in foreign operations that are effective as a hedge is reported in the same manner as the translation adjustment (in OCI) related to the net investment.
The Company's electric distribution facilities enter into power and natural gas purchase contracts for load serving and generation requirements. These contracts meet the exemption for normal purchase and normal sales and, as such, are not required to be recorded at fair value as derivatives and are accounted for on an accrual basis. Counterparties are evaluated on an ongoing basis for non-performance risk to ensure it does not impact the conclusion with respect to this exemption.

Fair value measurements	Fair value measurements
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:
•Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•Level 2 Inputs: Other than quoted prices included in Level 1, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
1.Significant accounting policies (continued)

Commitments and contingencies	Commitments and contingencies
Liabilities for loss contingencies arising from environmental remediation, claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of estimates	Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the years presented, management has made a number of estimates and valuation assumptions, including the useful lives and recoverability of property, plant and equipment, intangible assets and goodwill; the recoverability of notes receivable and long-term investments; the recoverability of deferred tax assets; assessments of unbilled revenue; pension and OPEB obligations; timing effect of regulated assets and liabilities; contingencies related to environmental matters; the fair value of assets and liabilities acquired in a business combination; and the fair value of financial instruments. These estimates and valuation assumptions are based on present conditions and management's planned course of action, as well as assumptions about future business and economic conditions. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update enhance the transparency and decision-usefulness of income tax disclosures in the notes to financial statements, through improvements to disclosures primarily related to the rate reconciliation and income taxes paid. The Company adopted the new guidance for the year ended December 31, 2025. The expanded disclosures are presented in note 16.
(b)Recently issued accounting guidance not yet adopted
In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, to more closely align hedge accounting with the economics of an entity's risk management activities. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently assessing the relevant disclosure.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the scope, form and content, and required disclosures for interim financial statements under ASC 270. The amendments in this update are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.
The Company is currently evaluating the impact of this guidance, which is not expected to have a material impact on its consolidated financial statements but may impact interim disclosures.
The Company considers the applicability and impact of all recently issued FASB accounting standard codification updates. ASUs that are not noted above were assessed and determined to be not applicable or not significant to the Company's consolidated financial statements for the year ended December 31, 2025.